Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

Note 6 – Long-Term Debt

Carrying amounts of the Company’s long-term debt and their related estimated fair values as of December 31, 2014 and December 31, 2013 are disclosed in the following table. The fair values of the revolving credit facility (including commercial paper) and the variable-rate Industrial Development Revenue Bonds (“IDRBs”) approximate their carrying values, as they are repaid quickly (in the case of credit facility borrowings) and have interest rates that reset frequently. They are categorized as Level 1 (quoted prices for identical financial instruments) within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability, due to the Company’s ability to access similar debt arrangements at measurement dates with comparable terms, including variable rates. The fair values of debentures, senior notes, and fixed-rate IDRBs were determined utilizing a market-based valuation approach, where fair market values are determined based on evaluated pricing data, such as broker quotes and yields for similar securities adjusted for observable differences. Significant inputs used in the valuation generally include benchmark yield curves, credit ratings and issuer spreads. The external credit rating, coupon rate, and maturity of each security are considered in the valuation, as applicable. The market values of debentures and fixed-rate IDRBs are categorized as Level 2 (observable market inputs based on market prices of similar securities). The Centuri secured revolving credit and term loan facility and Centuri other debt obligations (not actively traded) are categorized as Level 3, based on significant unobservable inputs to their fair values. Since Centuri’s debt is not publicly traded, fair values for the secured revolving credit and term loan facility and other debt obligations were based on a conventional discounted cash flow methodology and utilizes current market pricing yield curves, across Centuri’s debt maturity spectrum, of other industrial bonds with an assumed credit rating comparable to the Company’s.

December 31,	2014		2013
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Debentures:
Notes, 4.45%, due 2020	$125,000	$133,403	$125,000	$130,953
Notes, 6.1%, due 2041	125,000	157,290	125,000	141,873
Notes, 3.875%, due 2022	250,000	262,030	250,000	252,485
Notes, 4.875%, due 2043	250,000	280,903	250,000	257,280
8% Series, due 2026	75,000	102,296	75,000	96,263
Medium-term notes, 7.59% series, due 2017	25,000	27,573	25,000	28,741
Medium-term notes, 7.78% series, due 2022	25,000	31,144	25,000	30,586
Medium-term notes, 7.92% series, due 2027	25,000	33,695	25,000	31,497
Medium-term notes, 6.76% series, due 2027	7,500	9,156	7,500	8,468
Unamortized discount	(5,223)		(5,560)

	902,277		901,940

Revolving credit facility and commercial paper	150,000	150,000	10,000	10,000

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Fixed-rate bonds:
5.25% 2003 Series D, due 2038	20,000	20,277	20,000	20,150
5.25% 2004 Series A, due 2034	—	—	65,000	64,522
5.00% 2004 Series B, due 2033	31,200	31,223	31,200	30,284
4.85% 2005 Series A, due 2035	100,000	100,071	100,000	95,192
4.75% 2006 Series A, due 2036	24,855	25,399	24,855	22,974
Unamortized discount	(1,943)		(2,776)

	374,112		438,279

Centuri secured revolving credit and term loan facility	199,267	200,341	—	—
Centuri other debt obligations	31,128	31,127	42,213	42,119

	1,656,784		1,392,432
Less: current maturities	(19,192)		(11,105)

Long-term debt, less current maturities	$1,637,592		$1,381,327

In March 2014, Southwest amended its $300 million credit and commercial paper facility. The facility was previously scheduled to expire in March 2017, but was extended to March 2019. Southwest will continue to use $150 million of the facility as long-term debt and the remaining $150 million for working capital purposes. In addition to extending the credit facility, among other amendments, the applicable margins and unused commitment fees were reduced and the Pricing Level definitions were modified. Interest rates for the credit facility are calculated at either the London Interbank Offered Rate (“LIBOR”) or an “alternate base rate,” plus in each case an applicable margin that is determined based on the Company’s senior unsecured debt rating. At December 31, 2014, the applicable margin is 1% for loans bearing interest with reference to LIBOR and 0% for loans bearing interest with reference to the alternative base rate. At December 31, 2014, $150 million was outstanding on the long-term portion of the credit facility, including $50 million in commercial paper (see commercial paper program discussion below). The effective interest rate on the long-term portion of the credit facility was 1.21% at December 31, 2014. Borrowings under the credit facility ranged from none during the first and second quarters of 2014 to a high of $165 million during November and December 2014. With regard to the short-term portion of the credit facility, there was $5 million outstanding at December 31, 2014 and no borrowings outstanding at December 31, 2013. (See Note 7 – Short-Term Debt).

Also in March 2014, the Company amended the note purchase agreement associated with its 6.1% $125 million notes (“Notes”). The amendment modifies the Permitted Lien category, thereby permitting liens securing indebtedness not to exceed 10% of total capitalization as of the end of any quarter. This provision in the agreement prohibits liens on any property securing other indebtedness under bank facilities unless the Notes are secured in a similar manner. The provision was amended to clarify that it only applies to bank facilities of Southwest Gas Corporation.

The Company has a $50 million commercial paper program. Any issuance under the commercial paper program is supported by the Company’s current revolving credit facility and, therefore, does not represent additional borrowing capacity. Any borrowing under the commercial paper program will be designated as long-term debt. Interest rates for the program are calculated at the then current commercial paper rate. At December 31, 2014, and as noted above, $50 million was outstanding on the commercial paper program. The effective interest rate on the commercial paper program was 0.65% at December 31, 2014.

In October 2014, construction services subsidiaries of the Company entered into a $300 million secured revolving credit and term loan facility. The facility is scheduled to expire in October 2019 and replaces the previous $75 million credit facility, which was scheduled to expire in June 2015. The facility is secured by substantially all of Centuri’s assets except ones explicitly excluded under the terms of the agreement including owned real estate and certain certificated vehicles. Centuri assets securing the facility at December 31, 2014 totaled $477 million.

Interest rates for Centuri’s $300 million secured facility are calculated at the LIBOR, the Canadian Dealer Offered Rate (“CDOR”), or an alternate base rate or Canadian base rate, plus in each case an applicable margin that is determined based on Centuri’s consolidated leverage ratio. The applicable margin ranges from 1.00% to 2.25% for loans bearing interest with reference to LIBOR or CDOR and from 0.00% to 1.25% for loans bearing interest with reference to the alternate base rate or Canadian base rate. Centuri is also required to pay a commitment fee on the unfunded portion of the commitments based on the consolidated leverage ratio. The commitment fee ranges from 0.15% to 0.40% per annum. Borrowings under the credit facility ranged from a low of $199 million during December 2014 to a high of $232 million during October 2014. All amounts outstanding are considered long-term borrowings. The outstanding amount on the facility at December 31, 2014 includes term loans in the amount of $142 million. The effective interest rate on the facility was 3.31% at December 31, 2014.

In November 2014, Southwest’s $65 million 2004 5.25% Series A fixed-rate IDRBs (originally due in 2034) were redeemed at par plus accrued interest.

The effective interest rates on the variable-rate IDRBs are included in the table below:

	December 31, 2014	December 31, 2013
2003 Series A	0.85%	1.43%
2008 Series A	0.90%	1.41%
2009 Series A	0.89%	1.01%
Tax-exempt Series A	0.84%	1.07%

In Nevada, interest fluctuations due to changing interest rates on the 2003 Series A, 2008 Series A, and 2009 Series A variable-rate IDRBs are tracked and recovered from ratepayers through an interest balancing account.

Estimated maturities of long-term debt for the next five years are (in thousands):

2015	$19,192
2016	20,991
2017	43,899
2018	16,985
2019	304,328

No debt instruments have credit triggers or other clauses that result in default if Company bond ratings are lowered by rating agencies. Certain Company debt instruments contain securities ratings covenants that, if set in motion, would increase financing costs. Certain debt instruments also have leverage ratio caps and minimum net worth requirements. At December 31, 2014, the Company is in compliance with all of its covenants. Under the most restrictive of the covenants, the Company could issue approximately $1.9 billion in additional debt and meet the leverage ratio requirement. The Company has at least $900 million of cushion in equity relating to the minimum net worth requirement.

Certain Centuri debt instruments have leverage ratio caps and fixed charge ratio coverage requirements. At December 31, 2014, Centuri is in compliance with all of its covenants. Under the most restrictive of the covenants, Centuri could issue approximately $88 million in additional debt and meet the leverage ratio requirement. Centuri has at least $35 million of cushion in equity relating to the minimum fixed charge ratio coverage requirement.